APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              OCC Accumulation Trust
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of (classes):
          x


3. Investment Company Act File Number: 811-08512



Securities Act File Number:  33-78944




4. (a).  Last day of fiscal year
for which this Form is filed:
December 31, 1999



4. (b).  (  Check box if this Form
is being filed late
(i.e., more than 90 calendar days
after the end of the issuer's fiscal year).
(See Instruction A.2)


Note:  If the Form is being
filed late, interest
must be paid on the registration fee due.



4. (c). ( Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):$294,017,833


II. Aggregate price of securities redeemed or
Repurchased during the fiscal year.
$236,339,409

III. Aggregate price of Securities
redeemed or repurchased
during any prior fiscal year ending
no earlier than October 11, 1995
that were not previously used to
IV. reduce registration fees
payable to the Commission:$____0_____


V. Total available redemption credits
 (add Items (II) and (5(III)	$236,339,409

VI. Net sales - if Item 5(IV) is greater than Item 5(IV)
(subtract Item 5(IV) from Item 5(I)(.$57,678,424

VI. Redemption credits available for use in future years
$_(_______)_
If Item 5(I) is less than Item 5(IV) (subtract Item
5(IV) from Item 5(I)(:

VII. Multiplier for determining registration fee
(See	X.000264
Instruction C.9).

VIII. Registration fee due (multiply Item 5(V) by Item			$15,227.10
5(VII)( (enter "0" if no fee is due):

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here:_______ . If there is a number of shares or other units that were registered pursuant
 to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


7. Interest due - if this Form is being
filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

		+$_________

8.Total of the amount of the registration fee
due plus any interest due (line 5(VIII) plus line 7(:
$15,227.10


9.Date the registration fee and any
 interest payment was sent
to the Commission's lockbox
depository:   3-17-00

Method of Delivery:

x Wire Transfer

Mail or other means
SIGNATURES



This report has been signed
below by the following persons
on behalf of the issuer and
in the capacities and on the dates indicated.


By (Signature and Title)*_Brian  Shlissel

			    _Treasurer__


Date ____3-21-00__________

*Please print the name
and title of the signing
 officer below the signature.